CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (136,392)	$ (98,895)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense - Note 10	38,843	54,810
Write-down of production inventories - Note 4	17,924	18,617
Impairment on equipment not in use - Note 5	5,331	63
Depreciation and amortization	5,886	2,078
Stock-based compensation - Note 15	2,380	1,102
Salary continuation and compensation costs	2,116	0
Non-cash gain on fair value adjustment for warrant liabilities - Note 11	3,767	0
Accretion - Note 12	374	422
Phantom share compensation	225	706
Amortization reduction of Sprott Royalty Obligation - Note 10	(37)	0
Reduction in asset retirement obligation	0	(1,880)
Change in value of phantom shares	0	181
Changes in operating assets and liabilities:
Accounts receivable	(329)	(97)
Production-related inventories	(43,756)	(38,627)
Materials and supplies inventories	(3,891)	(977)
Prepaids and other assets, current and non-current	(2,946)	(507)
Accounts payable	372	3,384
Other liabilities, current and non-current	443	52
Interest payable	(818)	(203)
Net cash used in operating activities	(110,508)	(59,771)
Cash flows used in investing activities:
Additions to plant, equipment, and mine development	(33,439)	(12,296)
Proceeds from sales of equipment	2,315	0
Net cash used in investing activities	(31,124)	(12,296)
Cash flows from financing activities:
Proceeds from Public Offering	83,515	0
Proceeds from private placement	75,963	0
Proceeds from Sprott Royalty Obligation - Note 3 and 10	30,000	0
Proceeds from Recapitalization Transaction - Note 3	10,419	0
Proceeds from warrant exercise	1	0
Transaction and issuance costs	(16,094)	(3,658)
Net cash provided by financing activities	188,705	68,173
Net (decrease) increase in cash and restricted cash	47,073	(3,894)
Cash and restricted cash, beginning of period	48,967	52,861
Cash and restricted cash, end of period	96,040	48,967
Reconciliation of cash and restricted cash:
Cash	56,363	6,220
Restricted cash - current	0	3,270
Restricted cash - non-current	39,677	39,477
Total cash and restricted cash	48,967	52,861
Sprott Credit Agreement
Cash flows from financing activities:
Proceeds from issuance of debt	68,600	0
1.25 Lien Notes
Cash flows from financing activities:
Proceeds from issuance of debt	44,841	71,831
First Lien Agreement
Cash flows from financing activities:
Repayment of debt	(125,468)	0
First Lien Agreement, portion from disposal proceeds
Cash flows from financing activities:
Repayment of debt	(1,158)	0
Promissory Note
Cash flows from financing activities:
Repayment of debt	(6,914)	0
Forward purchase contract
Cash flows from financing activities:
Proceeds from private placement	$ 25,000	$ 0